Payroll and Related Benefits - Summary of Number of Full Time Equivalents (Detail) - Employees	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	163,695	171,915	172,776
Parent [member]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	204	204	180
Other subsidiaries [member]
Disclosure Of Share Of Equity Investment [line items]
Total number of full time equivalents	163,491	171,711	172,596